ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

		As of
		December 31,
		2019	2020

Guarantee liability	14	—	547,069
Accrued payroll and employee benefits		61,190	63,032
Others		23,060	27,592
Total		84,250	637,693